Fair Value Measurements - Additional Information (Detail) - USD ($) $ in Millions	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and restricted cash	$ 36.1	$ 20.7	$ 5.8